Exempt Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Exempt Party-in-Interest Transactions	Exempt Party-in-Interest Transactions
Certain investment funds are managed by the trustee and its affiliate, therefore these transactions qualify as exempt party-in-interest transactions. All trustee fees associated with the short-term investment fund managed by the trustee were paid through the trust for the year ended December 31, 2025. During the year ended December 31, 2025, the Plan expensed $160,253 for fund manager fees.
Actual fees paid by the Plan for recordkeeping services to an affiliate of the trustee also qualify as party-in-interest transactions. Such costs are included in administrative expenses in the accompanying financial statements. Investment management fees paid by the Plan to certain investment managers qualify as party-in-interest transactions. These expenses are reflected in the financial statements as a reduction of the return on the Plan's investments.
The Plan held notes receivable from participants, and therefore, these transactions also qualify as party-in-interest investments.
At December 31, 2025 and 2024, the Plan held 1,912,974 and 2,108,934 shares, respectively, of DXC Technology common stock with a cost basis of $69,210,639 and $76,698,953, respectively. During the year ended December 31, 2025, the Plan purchased $405,595 and sold $7,893,909 of these shares.